Acquisition of the Judith Ripka Trademarks (Details) (USD $)	9 Months Ended
Sep. 30, 2014
Business Acquisition [Line Items]
Cash paid	$ 11,975,000
Installment payment due October 1, 2014	1,000,000
Installment payment due April 1, 2015	1,190,000
JR Seller Notes (at fair value, see Note 6)	4,165,000
Fair value of common stock issued (571,429 shares)	2,286,000
Ripka Earn-Out obligation (at fair value, see Note 6)	3,784,000
Direct transaction expenses	390,000
Total consideration	24,790,000
Total acquisition price	24,790,000
Copyrights & other intellectual property [Member]
Business Acquisition [Line Items]
Total acquisition price	190,000
Trademarks [Member]
Business Acquisition [Line Items]
Total acquisition price	$ 24,600,000